UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2014
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. government securities portion of the Trust's Unallocated Reserve

	January 31, 2014	January 31, 2013
Cash and U.S. Government Securities	$8,435,591	$7,373,331
Distribution Payable	7,478,406	6,428,805

Unallocated Cash and U.S. Government Securities	$957,185	$944,526

Schedule of reconciliation of Trust's Unallocated Reserve
Unallocated Reserve, January 31, 2013	$1,182,222

Net Income, twelve months ended January 31, 2014	21,056,289
Distributions Declared	(21,254,417)

Unallocated Reserve, January 31, 2014	$984,094